RELATED PARTIES - Assets/Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Participating loan interests	$ 521	$ 517
Net (payables)/receivables within equity accounted investments	19,462	19,761	$ 16,844
Capital securities held by Brookfield Asset Management	(4,269)	(4,165)
Preferred shares held by Brookfield Asset Management	(15)	(15)
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Loans and notes receivable	47	96
Deposit and promissory note from Brookfield Asset Management	(1,233)	(633)
Affiliated entities
Disclosure of transactions between related parties [line items]
Participating loan interests	521	517
Net (payables)/receivables within equity accounted investments	(21)	(49)
Receivables and other assets	7	11
Property-specific debt obligations	(393)	(415)
Loans and notes payable and other liabilities	(161)	(156)
Capital securities held by Brookfield Asset Management	(1,250)	(1,250)
Preferred shares held by Brookfield Asset Management	$ (15)	$ (15)